Shareholder Fees {- Investor Freedom 2045 Portfolio}	Feb. 17, 2023 USD ($)
NF_02.28 VIP Investor Freedom Funds Investor Combo_PRO-01 | Investor Freedom 2045 Portfolio
Shareholder Fees:
(fees paid directly from your investment)